Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss before non-controlling interest	$ (2,149,272)	$ (1,439,811)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	3,100	762	1,234	0
Amortization Expense Acquired Technology	81,765	54,510	81,765	0
Amortization Expenses On Websited Development Costs	801	801	1,068	801
Discount Of Convertible Notes Payable	626,446	0	(412,738)	0
Debt settlement loss	(561,077)	0
Excess of fair value of warrants over notes, net of OID	38,075	0
Change in fair value of derivative liability	675,949	305,244	(74,308)	0
Common shares issued for director services earned during the period	195,312	381,250	375,000	187,500
Common Shares Issued For Services Related Party	600,000	272,550	272,550	0
Common shares issued for outside services	205,860	0	0	90,725
Changes in operating assets and liabilities:
Accounts receivable	(6,980)	(120,659)	(158,008)	0
Seeds	(765,000)	0
Prepayments and other current assets	(41,850)	142,858	135,778	(168,874)
Accounts payables;	144,164	412,110	710,785	141,530
Accounts payable - President and CEO;	173,383	0	68,973	20,220
Accrued expenses;	(10,100)	6,045	14,300	(1,290)
Accrued Interest	123,517	40,397	54,284	38,589
Net cash provided by (used in) operating activities	(895,651)	(654,431)	(1,030,723)	(1,279,350)
Cash flows from investing activities:
Purchase of property, plant and equipment	(16,475)	(4,889)	(4,889)	(3,036)
Website development costs			0	(5,315)
Cash received from reverse acquisition			0	3,199
Net cash used in investing activities	(16,475)	(4,889)	(4,889)	(5,152)
Cash flows from financing activities:
Advances from (repayments to) president and stockholder	(10,495)	2,100	2,100	200
Proceeds from issuance of convertible notes, net of costs	431,500	200,000	550,000	1,200,000
Proceeds from sale of common stock, net of costs	0	447,500	892,289	100,000
Proceeds from exercise of warrants, net of cost	152,012	0
Net cash provided by financing activities	573,017	649,600	1,444,389	1,300,200
Net change in cash	(339,109)	(9,720)	408,777	15,698
Cash At Beginning Of The Fiscal Year	424,475	15,698	15,698
Cash At End Of The Fiscal Year	85,366	5,978	424,475	15,698
Supplemental disclosure of cash flows information:
Interest paid	0	0	0	0
Income tax paid	0	0	0	0
Non-cash investing and financing activities:
Issuance of common stock for past due payables	1,042,000	0
Issuance of common stock for conversion of convertible notes	0	500,000	500,000	500,000
Converstion Of Accrued Interest To Convertible Notes			20,438	0
Issuance Of Common Stock For Conversion Of Accrued Interest	$ 0	$ 27,739	$ 27,740	$ 23,068